Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments

12.Share-based payments

The Corporation has adopted an Omnibus Equity Incentive Plan in accordance with the policies of the TSX, which permits the grant or issuance of options, Restricted Share Units (“RSUs”), Performance Share Units (“PSUs”) and Deferred Share Units (“DSUs”), as well as other share-based payment arrangements. The maximum number of shares that may be issued upon the exercise or settlement of awards granted under the plan may not exceed 15% of the Corporation’s issued and outstanding shares from time to time. The Board of Directors determines the price per common share and the number of common shares which may be allotted to directors, officers, employees, and consultants, and all other terms and conditions of the option, subject to the rules of the TSX.

During the year ended December 31, 2023, the total expenses related to share-based compensation amounted to $4,156,762 (year ended December 31, 2022 - $5,013,185, year ended December 31, 2021 - $8,497,830). All outstanding awards are settleable with common shares and not cash.

12.Share-based payments (continued)

(a) Stock Options

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2020	2,861,300	$3.78
Issued	2,666,666	4.04
Expired	(227,833)	3.86
Exercised (i)	(998,333)	2.84
Balance, December 31, 2021	4,301,800	$4.16
Issued	602,500	1.84
Expired	(423,334)	4.37
Cancelled (note 12(c))	(2,512,490)	4.06
Balance, December 31, 2022	1,968,476	$3.52
Issued	880,000	1.58
Expired	(1,115,976)	3.65
Balance, December 31, 2023	1,732,500	$2.44

(i) The weighted average share price on date of exercise was $4.54.

At the grant date, the fair value of stock options issued was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Fair value of stock options at grant date	$0.64	$1.34	$2.33
Share price	$1.09	$2.34	$4.04
Exercise price	$1.58	$1.84	$4.04
Risk-free interest rate	3.91%	2.44%	0.73%
Expected volatility	89%	98%	93%
Expected life in years	4.09	5.00	3.71
Expected dividend yield	Nil	Nil	Nil

12.Share-based payments (continued)

(a) Stock Options (continued)

The following table reflects the actual stock options issued and outstanding as of December 31, 2023:

		Weighted average		Number of
		remaining	Number of	options
	Exercise	contractual	options	vested
Expiry date	price ($)	life (years)	outstanding	(exercisable)
February 23, 2025	3.54	1.15	20,000	20,000
April 10, 2025	0.75	1.28	100,000	50,000
August 19, 2025	2.12	1.64	100,000	100,000
August 30, 2025	5.00	1.67	80,000	80,000
April 1, 2026	5.77	2.25	60,000	60,000
September 10, 2026	1.32	2.70	100,000	25,000
November 29, 2026	2.38	2.92	250,000	—
December 8, 2026	3.59	2.94	325,000	216,667
January 11, 2027	2.18	3.03	220,000	73,333
March 14, 2027	2.07	3.20	60,000	20,000
May 12, 2027 (i)	1.46	3.36	100,000	33,334
September 12, 2027	1.61	3.70	207,500	69,168
June 25, 2028 (ii)	1.32	4.49	80,000	80,000
October 23, 2028	1.20	4.82	30,000	—
	2.44	2.89	1,732,500	827,502

(i) Subsequent to December 31, 2023, 30,000 unexercised options expired.

(ii) Subsequent to December 31, 2023, 80,000 unexercised options expired.

(b) Performance Share Units

The Corporation has 2,000,000 outstanding PSUs as at December 31, 2023 (December 31, 2022 - 600,000, December 31, 2021 - 1,200,000). Grants of PSUs require completion of certain performance criteria specific to each grant. These PSUs have an expiry date of December 31, 2024. As at December 31, 2023, nil PSUs were vested (exercisable). Subsequent to December 31, 2023, 1,300,000 PSUs vested and were redeemed.

During the year ended December 31, 2023, 600,000 PSUs vested and were exercised by certain consultants of the Corporation for a total value of $nil (December 31, 2022 - 1,000,000 PSUs vested and were redeemed for a total value of $1,560,000). During the year ended December 31, 2023, the weighted average share price on date of exercise was $1.39 (December 31, 2022 - $1.45).

During the year ended December 31, 2022, 1,200,000 PSUs granted to certain consultants of the Corporation expired. Upon expiry, $1,121,400 of previously recognized share-based compensation was reversed through general and administration.

The weighted average fair value of PSUs granted during the year ended December 31, 2023 was $0.39 (December 31, 2022 - $1.56, December 31, 2021 - $3.43). As the fair value of the services for all PSUs issued cannot be reliably measured, the fair value was determined on the basis of the equity issued. The fair value of PSUs granted during the year ended December 31, 2023 was determined based on the Corporation's share price, adjusted by the estimated likelihood of the performance conditions being met. The fair value of PSUs granted during the year ended December 31, 2022 and December 31, 2021 was determined based on the Corporation's share price.

12.Share-based payments (continued)

(c) Restricted Share Units

The total outstanding RSUs at December 31, 2023 is 3,544,887 (December 31, 2022 - 2,312,963, December 31, 2021 - nil). Of the outstanding RSUs, 2,747,795 have fully vested as of December 31, 2023. The fair value of RSUs granted during the year ended December 31, 2023, December 31, 2022, and December 31, 2021 was determined based on the Corporations share price.

During the year ended December 31, 2023, the Corporation granted 2,100,000 RSUs carrying a value of $2,522,250 for a weighted average fair value of $1.20. During the year ended December 31, 2023, 704,743 RSUs vested and were redeemed (December 31, 2022 - 376,622) and 163,333 unvested RSUs expired. During the year ended December 31, 2023, the weighted average share price on date of exercise was $1.16 (December 31, 2022 - $0.79). Subsequent to December 31, 2023, 1,516,429 RSUs were redeemed.

During the year ended December 31, 2022, the Corporation cancelled 2,512,490 stock options held by certain employees, consultants, officers, and directors of the Corporation and issued 2,600,000 RSUs of the Corporation to replace the cancelled stock options. The cancelled stock options were revalued as of the grant date of the RSUs using the Black-Scholes option pricing model with weighted average assumptions that correspond to their times to maturity. The following weighted average assumptions were used for the calculation:

Fair value of stock options at RSU grant date	$0.47
Share price	$1.41
Exercise price	$4.06
Risk-free interest rate	3.60%
Expected volatility	85%
Expected life in years	3.13
Expected dividend yield	Nil

RSUs were measured at the Corporation’s share price of $1.41 on September 30, 2022. The incremental fair value of 1,387,155 RSUs which vested immediately, with a cumulative value of $1,427,235, is included in share-based compensation. The incremental fair value of 1,212,845 unvested RSUs, with a value of $1,065,520, will vest in line with the options they replaced, with the exception of 400,000 RSUs that have modified vesting conditions from the stock options they replaced. An additional 89,585 RSUs were granted with a value of $90,955 during the year ended December 31, 2022. The weighted average fair value of RSUs granted in 2022 was $1.40.